Financial Risk Management Objectives and Policies (Details) - Schedule of Loss Allowance - AUD ($)		Jun. 30, 2024		Jun. 30, 2023
Schedule of Loss Allowance [Line Items]
Expected credit loss rate	[1]
Gross carrying amount		$ 607,436	[1]	$ 46,949	[2]
Loss allowance		$ 16,233		$ 27,920
Current [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		0.23%	[1]	59.42%	[2]
Gross carrying amount		$ 463,334	[1]	$ 44,345	[2]
Loss allowance		$ 1,073		$ 26,352
1-30 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		1.80%	[1]	0.00%	[2]
Gross carrying amount		$ 75,725	[1]		[2]
Loss allowance		$ 1,361
31-60 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		0.00%	[1]	61.57%	[2]
Gross carrying amount		$ 8,458	[1]	$ 3,294	[2]
Loss allowance				$ 2,028
61-90 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		5.83%	[1]	66.75%	[2]
Gross carrying amount		$ 4,183	[1]	$ (690)	[2]
Loss allowance		$ 244		$ (460)
91-120 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		16.15%	[1]	0.00%	[2]
Gross carrying amount		$ 42,631	[1]		[2]
Loss allowance		$ 6,885
121+ [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate		50.90%	[1]	0.00%	[2]
Gross carrying amount		$ 13,105	[1]		[2]
Loss allowance		$ 6,670

[1]	Trade receivables balance of $607,436 represents 12.39% of $4,902,865 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $16,233 was provided for. Subsequent to 30 June 2024, above 90% of the trade receivables balance has since been received in cash.
[2]	Trade receivables balance of $46,949 represents 2.6% of $1,804,705 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $27,920 was provided for. Subsequent to 30 June 2023, above 90% of the trade receivables balance has since been received in cash.